COLUMBIA FUNDS SERIES TRUST II

Columbia Retirement 2005 Portfolio

Columbia Retirement 2010 Portfolio

Columbia Retirement 2015 Portfolio

Columbia Retirement 2020 Portfolio

Columbia Retirement 2025 Portfolio

Columbia Retirement 2030 Portfolio

Columbia Retirement 2035 Portfolio

Columbia Retirement 2040 Portfolio

(each a “Portfolio”)

Supplement dated August 24, 2009 to

each Portfolio’s prospectuses dated March 1, 2009

Effective immediately, the prospectuses for each Portfolio are revised and supplemented as follows:

1.	The section of the prospectus entitled “Portfolio Summaries” is deleted in its entirety and replaced with the following:

Glide Path

The glide path below demonstrates how the asset allocation of each Portfolio to Underlying Funds investing in the indicated asset classes (which have investment objectives and principal investment strategies that emphasize various sub-asset classes, such as equity securities of large capitalization companies, international equity securities, or fixed income securities) is expected to change as the Portfolio ages.

The glide path demonstrates how each Portfolio’s asset mix will become gradually more conservative as time passes, both prior to and particularly after its Retirement Year. The Advisor will include the total value of an investment in an Underlying Fund that has a principal strategy of investing in securities or instruments of a sub-asset class when calculating percentage allocations to that sub-asset class even if the Underlying Fund also invests in securities or instruments other than in the sub-asset class.

The arrows for each Portfolio at the top of the glide path show the target allocations as of 2009 in relation to the Portfolio’s Retirement Year. The Advisor uses a combination of qualitative and quantitative factors to evaluate potential changes to the allocations to the Underlying Funds and asset and sub-asset classes and may adjust the glide path or depart from its allocations at any time by changing its asset and sub-asset classes or overweighting and underweighting those allocations. For instance, if the Advisor believes that certain asset or sub-asset classes have become mispriced relative to their historical patterns and future outlook, the Advisor may overweight those asset or sub-asset classes that the Advisor believes offer increased opportunity and/or underweight those asset or sub-asset classes that the Advisor believes present increased risk. The Advisor also can substitute or add Underlying Funds in which each Portfolio invests at any time, including by adding Underlying Funds introduced after the date of this prospectus. In addition to the asset and sub-asset classes embedded in the glide path, the Advisor may allocate assets to Underlying Funds that invest primarily in convertible securities, specialty securities (such as real estate funds) and money market instruments as well as investing directly in equity and fixed income securities and other instruments such as commodity-related and other derivatives.

2.	The section of the prospectus entitled “Columbia Retirement Portfolios – Principal Investment Strategies” is deleted in its entirety and replaced with the following:

Under normal circumstances, each Portfolio invests most of its assets in Class Z shares of mutual funds managed by the Advisor or its affiliates (Columbia Funds), exchange traded funds (ETFs) and third party-advised funds (collectively, Underlying Funds), equity and fixed income securities, including Treasury Inflation Protected Securities (TIPS), and other instruments such as commodity-related and other derivatives.

The Advisor uses asset allocation as its principal investment approach and:

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allocates each Portfolio’s assets among asset class categories within the target asset allocations set for the Portfolio, based on the Portfolio’s investment objective and historical and projected returns for each asset class.

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chooses individual Columbia Funds within each asset class category and the amount that will be allocated to each Columbia Fund, based on each Columbia Fund’s historical returns and expected performance.

•	may choose third party-advised Underlying Funds if a Columbia Fund within the desired asset class category is not available.

•	may choose equity and fixed income securities, including TIPS, and other instruments such as derivatives.

•	reviews the asset allocations at least monthly, and may change these allocations when the Advisor believes it is appropriate to do so.

Each Portfolio’s asset allocation gradually will become relatively more conservative as time passes, both leading up to and particularly after its Retirement Year. This reflects a strategy that focuses primarily on capital appreciation, consistent with a reasonable amount of risk, during an investor’s pre-retirement and early retirement years, and primarily on capital preservation thereafter.

The Advisor may depart from the allocations to the asset and sub-asset classes embedded in the glide path by overweighting and underweighting those allocations based on the Advisor’s evaluation of market conditions. The Advisor intends to review the glide path at least annually and may adjust the glide path or change its asset and sub-asset classes at any time. The Advisor can substitute or add Underlying Funds and types of securities and instruments in which each Portfolio invests, or the asset categories, at any time, including by adding Underlying Funds introduced after the date of this prospectus.

After its Retirement Year, each Portfolio will tend to have a declining exposure to equity securities and related instruments and Underlying Funds that invest primarily in equity securities and related instruments and an increasing exposure to fixed income securities and related instruments and Underlying Funds that invest in fixed income securities and related instruments, until fifteen years after the Retirement Year. After that time, each Portfolio will have a fairly static allocation. The Board of Trustees of the Portfolios has the authority to combine Portfolios once they have reached this static phase, without obtaining shareholder approval.

Because the investment results of the Underlying Funds and instruments will vary, the actual allocation to each asset class, sub-asset class, Underlying Fund or instruments as of any given date may vary from the allocations in the glide path and the Advisor’s overweighting and underweighting allocations. The Advisor monitors each Portfolio’s percentage allocations to the Underlying Funds and instruments and will rebalance the Portfolios’ allocation to each asset class, sub-asset class, Underlying Fund or instrument when the Advisor determines it to be appropriate.

The Advisor will include the total value of an investment in an Underlying Fund that has a principal strategy of investing in securities or instruments of a sub-asset class when calculating percentage allocations to that sub-asset class even if the Underlying Fund also invests in securities or instruments other than in the sub-asset class.

The Advisor may sell investments to adjust the allocation of a Portfolio’s assets; if the Advisor believes that an investment is no longer a suitable investment, or that other investments are more attractive; to meet redemption requests; or for other reasons. When selling shares to meet redemption requests, the Advisor normally will, to the extent feasible, sell a proportionate amount of the shares a Portfolio owns in each Underlying Fund and instrument.

3.	The list of Principal Risks in the “FUNDimensions” box in the investment section in the prospectus is revised to include the following additional risk factors:

Money Market Fund risk

Municipal securities risk

Pacific/Asia regional risk

Repurchase agreements risk

Short sales risk

Treasury Inflation Protected Securities risk

4.	The disclosures set forth in the section of the prospectus entitled “Columbia Retirement Portfolios – Principal Risks” are deleted in their entirety and replaced with the following:

Principal Risks

This section describes the principal risks of investing in each Portfolio.

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Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Portfolio’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Portfolio’s shares to lose value or may cause the Portfolio to underperform other funds with similar investment objectives.

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Allocation Risk – The Portfolio uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Portfolio’s allocation among asset classes or investments will cause the Portfolio’s shares to lose value or cause the Portfolio to underperform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

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Investing in Other Funds Risk – The performance of the Underlying Funds in which the Portfolio invests could be adversely affected if other entities that invest in the same Underlying Funds make relatively large investments or redemptions in the Underlying Funds. Because the expenses and costs of an Underlying Fund are shared by its investors, redemptions by other investors in the Underlying Fund could result in decreased economies of scale and increased operating expenses for the Underlying Fund. The Portfolio and its shareholders indirectly bear a portion of the expenses of the Underlying Funds. These transactions might also result in higher brokerage, tax or other costs for the Portfolio. This risk may be particularly important when one investor owns a substantial portion of any Underlying Fund. In addition, the Advisor has the authority to change the Underlying Funds in which the Portfolio invests or to change the percentage of the Portfolio’s investments allocated to each Underlying Fund. If an Underlying Fund pays fees to the Advisor or its affiliates, such as advisory fees, this could result in the Advisor having a potential conflict of interest in selecting the Underlying Funds in which the Portfolio invests or in determining the percentage of the Portfolio’s investments allocated to each Underlying Fund. There are also circumstances in which the Advisor’s fiduciary duties to the Portfolios may conflict with its fiduciary duties to the Underlying Funds.

The Portfolio is subject directly to the extent it invests in individual securities and other instruments and/or indirectly to the extent it invests in Underlying Funds to the following risks:

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Asset-Backed Securities Risk – Certain Underlying Funds may invest in asset-backed securities. The value of an Underlying Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Underlying Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

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Changing Distribution Levels Risk – The Portfolio and certain Underlying Funds may be subject to changing distribution levels risk. The amount of the distributions paid by the Portfolio or Underlying Fund generally depends on the amount of income and/or dividends received by the Portfolio or Underlying Fund on the securities it holds. The Portfolio or Underlying Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Portfolio or Underlying Fund receives from its investments decline.

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Convertible Securities Risk – The Portfolio and certain Underlying Funds may invest in convertible securities, which are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. Because the value of a convertible security can be influenced by both interest rates and market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. The Portfolio or Underlying Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Portfolio’s or Underlying Fund’s return.

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Credit Risk – The Portfolio and certain Underlying Funds may be subject to credit risk, which applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Portfolio or Underlying Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

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Currency Risk – The Portfolio and certain Underlying Funds may be subject to currency risk. Securities denominated in different currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

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Derivatives Risk – The Portfolio and certain Underlying Funds may use derivatives, which are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit the Portfolio’s or Underlying Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Portfolio or the Underlying Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Portfolio’s or Underlying Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Portfolio or Underlying Fund’s derivative positions at times when the Portfolio or Underlying Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Portfolio or Underlying Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the SAI.

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Dollar Rolls Risk – Certain Underlying Funds may use dollar rolls, which are transactions in which the Underlying Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Underlying Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Underlying Fund’s portfolio turnover rate. If the Underlying Fund reinvests the proceeds of the security sold, the Underlying Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

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Emerging Market Securities Risk – The Portfolio and certain Underlying Funds may invest in securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, which are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

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Foreign Securities Risk – The Portfolio and certain Underlying Funds may invest in foreign securities, which are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Portfolio or Underlying Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Portfolio or Underlying Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

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Frequent Trading Risk – The Portfolio’s and certain Underlying Funds’ investment strategies may involve the frequent trading of portfolio securities. Frequent trading of investments increases the possibility that the Portfolio or the Underlying Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes), which could reduce the Portfolio’s or the Underlying Fund’s after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Portfolio’s or the Underlying Fund’s return.

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Growth Securities Risk – The Portfolio and certain Underlying Funds may invest in growth securities. Because growth securities typically trade at a higher multiple of earnings than other types of securities, the value of growth securities may be more sensitive to changes in current or expected earnings than the prices of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

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Index Risk – Certain Underlying Funds may invest substantially all of their assets in companies or securities included in a specified index. The value of these investments will generally decline when the performance of the targeted index declines. Because such an Underlying Fund is designed to track an index before fees and expenses, the Underlying Fund cannot purchase other securities that may help offset declines in its index. In addition, because the Underlying Fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the Underlying Fund’s performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

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Industry Sector Risk – The Portfolio and certain Underlying Funds may invest in securities of companies in different, but closely related, industries. These securities are considered as being in the same broad economic sector. The values of such securities in the same sector may be similarly affected by particular economic or market events, making the Portfolio or an Underlying Fund more vulnerable to unfavorable developments in that sector than funds investing in multiple sectors.

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Interest Rate Risk – The Portfolio and certain Underlying Funds may invest in debt securities, which are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Portfolio or Underlying Fund receives from it but will affect the value of the Portfolio’s or Underlying Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

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Liquidity Risk – The Portfolio and certain Underlying Funds may invest in illiquid securities, which are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Portfolio or Underlying Fund may not be able to sell such securities at the time it desires, or that it cannot sell such securities without adversely affecting their price.

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Low and Below Investment Grade Securities Risk – The Portfolio and certain Underlying Funds may invest in debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor’s or Fitch) or that are below investment grade (which are commonly referred to as “junk bonds”) (e.g., BB or below by Standard & Poor’s or Fitch). These securities are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium – a higher interest rate or yield – because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s, Standard & Poor’s and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

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Market Risk – The Portfolio and Underlying Funds are subject to market risk, which refers to the possibility that the market values of securities that the Portfolio and Underlying Fund hold will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Portfolio or Underlying Fund. Accordingly, an investment in the Portfolio or Underlying Fund could lose money over short or even long periods. The market values of the securities the Portfolio or Underlying Fund hold also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

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Money Market Fund Risk – The Portfolio and certain Underlying Funds may invest in (and certain Underlying Funds may be) money market funds, but an investment in such Underlying Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although money market funds seek to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in such a fund.

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Mortgage-Backed Securities Risk – Certain Underlying Funds may invest in mortgage-backed securities. The value of the Underlying Fund’s mortgage-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation), which are not insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Underlying Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

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Municipal Securities Risk – Certain Underlying Funds may invest in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Portfolio, you may be required to file an amended tax return and pay additional taxes as a result.

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Non-Diversified Mutual Fund Risk – Certain Underlying Funds are non-diversified, which generally means that each such Underlying Fund may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Underlying Fund could affect the overall value of the Underlying Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Underlying Fund’s value will likely be more volatile than the value of more diversified funds. A non-diversified Underlying Fund may not operate as a non-diversified fund at all times.

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Pacific/Asia Regional Risk – The Pacific/Asia region consists of countries in the Pacific Basin, including Australia, China, Hong Kong, Indonesia, Japan, Korea, Malaysia, New Zealand, Philippines, Singapore, Taiwan and Thailand, among other countries within this region, and certain Underlying Fund investments in the region are thus particularly susceptible to risks in the region. Events in any one country within the region may impact other countries in the region or the Pacific/Asia region as a whole. As a result, events in the region will generally have a greater effect on the Underlying Fund than if the Underlying Fund were more geographically diversified, which could result in greater volatility and losses. Countries within this region can be significantly affected by currency fluctuations and rapid changes in inflation and interest rates. Markets in the Pacific/Asia region can experience significant volatility due to social, regulatory and political uncertainties. In addition, changes in governmental policies in the region could significantly affect local markets in the region. Continued growth of economies and securities markets in the Pacific/Asia region will require sustained economic and fiscal discipline, as well as continued commitment to governmental reforms. Development also may be influenced by international economic conditions, particularly those in the United States and Japan, and by world demand for goods produced in countries in the Pacific/Asia region.

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Real Estate Investment Trusts Risk – The Portfolio and certain Underlying Funds may invest in real estate investment trusts (REITs), which are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself. In addition, certain of the risks associated with general real estate ownership apply to the Portfolio’s or Underlying Fund’s REIT investments, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates.

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Reinvestment Risk – Because the Portfolio and certain Underlying Funds may invest in debt securities, income from the Portfolio’s and those Underlying Funds’ debt securities portfolios will decline if and when the Portfolio or Underlying Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Portfolio’s or Underlying Fund’s portfolio.

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Repurchase Agreements Risk – The Portfolio and certain Underlying Funds may use repurchase agreements, which are agreements in which the seller of a security to the Portfolio or Underlying Fund agrees to repurchase that security from the Portfolio or Underlying Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Portfolio’s or Underlying Fund’s income and the value of the Portfolio or the Underlying Fund to decline.

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Short Sales Risk – Certain Underlying Funds may engage in short selling. A short sale generally involves the sale by the Underlying Fund of a security it does not own with the expectation of acquiring the security at a later time at a lower price, but can involve the sale by the Underlying Fund of a security it does own. In order to short sell a common stock, the Underlying Fund must borrow, buy or already hold the security in order to make delivery to the counterparty. If the Underlying Fund borrows the security, it then is obligated to replace the security at some later time. The price of the security at such time may be higher or lower than the price at which the security was sold short by the Underlying Fund. Therefore, the Underlying Fund bears the risk that the price of the security at the time of replacement has not decreased. Short sales can potentially involve unlimited loss, as the market price of securities sold short may continue to increase, although the Underlying Fund may be able to limit any such losses by purchasing the securities sold short. There also is a risk that the Underlying Fund may experience difficulty purchasing the security necessary for replacement if the security does not have a liquid market at the time that the replacement must occur or that an event may occur.

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Smaller Company Securities Risk – The Portfolio and certain Underlying Funds may invest in securities of small or mid-capitalization companies (“smaller companies”) which can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

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Special Situations Risk – Certain Underlying Funds invest in securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, which may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

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Technology Sector Risk – The Portfolio and certain Underlying Funds may invest in securities of companies in the technology sector, which are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. In addition, many technology companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

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Treasury Inflation Protected Securities Risk – The Portfolio and certain Underlying Funds may invest in Treasury Inflation Protected Securities (TIPS), which are U.S. Treasury securities that are designed to provide some degree of protection against inflation. The interest rate paid on TIPS is fixed while the principal value of TIPS rises or falls semiannually based on changes in the Consumer Price All Urban Non-Seasonally Adjusted Index (CPI), which is calculated by the U.S. Bureau of Labor Statistics. There can be no assurance that the CPI will accurately measure the real rate of inflation in the prices of goods and services. TIPS will pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. If inflation occurs, the principal and interest payments on TIPS are adjusted upward to protect investors from inflationary loss. If deflation occurs, the principal and interest payments on TIPS will be adjusted downward. TIPS are redeemable for the greater of either their inflation-adjusted principal amount or their face value. The current market value of TIPS is not guaranteed and will fluctuate. TIPS generally sacrifice some yield as a tradeoff for the inflation protection and the inflation adjustment is federally taxable annually although not paid out until maturity.

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U.S. Government Obligations Risk – The Portfolio and certain Underlying Funds may invest in U.S. Government obligations. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

•

Value Securities Risk – The Portfolio and certain Underlying Funds may invest in value securities, which are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Advisor’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

•

Zero-Coupon Bonds Risk – Certain Underlying Funds may invest in zero-coupon bonds, which are bonds that do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a discount and their values may fluctuate more than the values of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest accrued on these securities is reported as income to the Portfolio or Underlying Fund and distributed to its shareholders.

These are summaries of the principal risks associated with the principal investment strategies of the Portfolio. Additional risks are associated with other permissible investments of the Portfolio that are described in the SAI together with further information about these principal risks. There is no assurance that the Portfolio will achieve its investment objective.

5.	The section of the prospectus entitled “Underlying Funds Summary” is deleted in its entirety and replaced with the following:

Underlying Funds Summary

The table starting below provides a brief overview of the investment objectives and principal investments of certain of the Underlying Funds in which the Portfolios may invest. The Portfolios invest in the Underlying Funds in varying proportions.

You’ll find more detailed information about each of these Underlying Fund’s investment strategies and risks in its prospectus and SAI. Refer to www.columbiafunds.com or contact your financial advisor for details.

The Underlying Funds

	Investment Objectives	Principal Investment Strategies
Large Capitalization Domestic Equity

Columbia Contrarian Core Fund	• The Fund seeks total return, consisting of long-term capital appreciation and current income.

•         Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks. In addition, under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. companies that have large market capitalizations (generally over $2 billion) that the Advisor believes have the potential for long-term growth and current income. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments.

Columbia Disciplined Value Fund	• The Fund seeks total return, consisting primarily of long-term capital appreciation and secondarily of current income.

•         Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities that the Advisor believes are undervalued. The Fund may invest in companies that have market capitalizations of any size, but invests most of its assets in companies that have market capitalizations of more than $1.5 billion. The Fund typically will hold a selection of common stocks included in the Russell 1000 Value Index. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments.

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia Dividend Income Fund	• The Fund seeks total return, consisting of current income and capital appreciation.

•         Under normal circumstances, the Fund invests at least 80% of its net assets in a diversified portfolio of income-producing (dividend-paying) equity securities, which will consist primarily of common stocks but also may include preferred stocks and convertible securities. The Fund may invest up to 20% of its net assets in debt securities, including securities that, at the time of purchase, are rated low and below investment grade or are unrated but determined by the Advisor to be of comparable quality, which are commonly referred to as “junk bonds.” The Fund may also invest up to 20% of its net assets in foreign securities. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments.

Columbia Large Cap Core Fund	• The Fund seeks long-term capital appreciation.

•         Under normal circumstances, the Fund invests at least 80% of its net assets in securities of companies that have market capitalizations in the range of companies in the Standard & Poor’s (S&P) 500® Index at the time of purchase. The Fund may invest up to 20% of its total assets in foreign securities. The Fund normally invests in common stocks, preferred stocks and convertible securities like warrants and rights. The Fund also may invest in exchange-traded funds.

Columbia Large Cap Enhanced Core Fund	• The Fund seeks total return before fees and expenses that exceeds the total return of the Standard & Poor’s (S&P) 500® Index.

•         Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks that comprise the S&P 500® Index, convertible securities that are convertible into stocks included in that index, and derivatives whose returns are closely equivalent to the returns of the S&P 500® Index or its components.

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia Large Cap Growth Fund	• The Fund seeks long-term capital appreciation.

•         Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of large-capitalization companies, primarily common stocks and securities that can be converted into common stocks. These companies generally have market capitalizations in the range of companies in the Russell 1000 Growth Index at the time of purchase. The Fund may also invest up to 20% of its total assets in foreign securities. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments.

Columbia Large Cap Value Fund	• The Fund seeks long-term capital appreciation.

•         Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 1000 Value Index at the time of purchase. The Fund may invest up to 20% of its total assets in foreign securities. The Fund also may invest in real estate investment trusts.

Columbia Marsico Focused Equities Fund	• The Fund seeks long-term growth of capital.

•         Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. These investments mostly consist of equity securities of large-capitalization companies that have market capitalizations of $5 billion or more at the time of purchase. The Fund, which is non-diversified, generally will hold a core position of between 20 and 30 common stocks that are believed to have potential for long-term growth. The Fund may invest up to 25% of its total assets in foreign securities, including in emerging market securities.

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia Select Large Cap Growth Fund	• The Fund seeks long-term capital appreciation.

•         Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks of U.S. and foreign companies that have market capitalizations in the range of companies in the Russell 1000 Growth Index at the time of purchase. The Fund may invest directly in foreign securities or indirectly through depositary receipts. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund will not concentrate its assets in any single industry but may invest more than 25% of its assets in companies in the technology and health care sectors, respectively.

Columbia Value and Restructuring Fund	• The Fund seeks long-term capital appreciation.

•         Under normal circumstances, the Fund invests at least 65% of its assets in common stocks of companies that the Advisor believes will benefit from various types of restructuring efforts or industry consolidation. The Fund may invest in companies that have market capitalizations of any size. The Fund may invest in foreign securities, including securities of companies in emerging market countries. The Fund may invest directly in foreign securities or indirectly through depositary receipts. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in special situations such as initial public offerings, in companies involved in management changes, tender offers, mergers and other corporate restructurings and in companies developing new technologies.

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Mid-Capitalization Domestic Equity

Columbia Mid Cap Index	• The Fund seeks total return before fees and expenses that corresponds to the total return of the Standard & Poor’s (S&P) MidCap 400 Index.

•         Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks that comprise the S&P MidCap 400 Index. The Fund may invest in derivatives, consisting of stock index futures or options, as substitutes for the underlying securities in the S&P MidCap 400 Index. The Fund attempts to achieve at least a 95% correlation between the performance of the S&P MidCap 400 Index and the Fund’s investment results, before fees and expenses.

Columbia Mid Cap Growth Fund	• The Fund seeks significant capital appreciation.

•         Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell Midcap Index at the time of purchase. The Fund also may invest up to 20% of net assets in equity securities of companies that have market capitalizations outside the range of the Russell Midcap Index. The Fund may also invest up to 20% of its total assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may also invest in convertible securities, including preferred stock, warrants and debentures. The Fund may invest in special situations such as initial public offerings, in companies involved in management changes, tender offers, mergers and other corporate restructurings and in companies developing new technologies.

Columbia Mid Cap Value Fund	• The Fund seeks long-term capital appreciation.

•         Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell Midcap Value Index at the time of purchase. The Fund may invest up to 20% of its total assets in foreign securities. The Fund also may invest in real estate investment trusts.

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Small-Capitalization Domestic Equity

Columbia Acorn USA	• The Fund seeks long-term capital appreciation.

•         Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. companies. Under normal circumstances, the Fund invests a majority of its net assets in small- and mid-sized companies with market capitalizations under $5 billion at the time of investment.

Columbia Small Cap Core Fund	• The Fund seeks long-term capital appreciation.

•         Under normal market conditions, the Fund invests at least 80% of net assets in stocks of companies that have market capitalizations in the range of companies in the Russell 2000 Index at the time of purchase. The Fund may also invest up to 20% of total assets in foreign equity securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments.

Columbia Small Cap Growth I

•         The Fund seeks capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the Standard & Poor’s (S&P) SmallCap 600 Index.

•         Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of companies in the S&P SmallCap 600 Index at the time of purchase. The Fund may also invest up to 20% of its total assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may also invest in convertible securities, including preferred stock, warrants and debentures.

Columbia Small Cap Growth Fund II	• The Fund seeks long-term growth of capital.

•         Under normal circumstances, the Fund invests at least 80% of its net assets in securities of companies that have market capitalizations in the range of companies in the Russell 2000 Growth Index at the time of purchase. The Fund may invest up to 20% of its total assets in foreign securities.

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia Small Cap Value Fund I	• The Fund seeks long-term capital appreciation.

•         Under normal circumstances, the Fund invests at least 80% of net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000 Value Index at the time of purchase. The Fund may invest up to 20% of total assets in foreign securities.

Columbia Small Cap Value Fund II	• The Fund seeks long-term capital appreciation.

•         Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000 Value Index at the time of purchase. The Fund may invest up to 20% of its total assets in foreign securities. The Fund also may invest in real estate investment trusts.

International/Global Equity

Columbia Acorn International	• The Fund seeks long-term capital appreciation.

•         Under normal circumstances, the Fund invests at least 75% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil). Under normal circumstances, the Fund invests a majority of its net assets in small- and mid-sized companies with market capitalizations under $5 billion at the time of investment.

Columbia Emerging Markets Fund	• The Fund seeks long-term capital appreciation.

•         Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies located in emerging market countries. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in special situations such as initial public offerings, in companies involved in management changes, tender offers, mergers and other corporate restructurings and in companies developing new technologies.

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia International Value Fund	• The Fund seeks long-term capital appreciation.

•         The Fund invests all or substantially all of its assets in Columbia International Value Master Portfolio, which has the same investment objective as the Fund. Under normal circumstances, the Master Portfolio invests at least 65% of its total assets in equity securities of foreign companies that have market capitalizations of more than $1 billion at the time of purchase. The Master Portfolio typically invests in foreign companies in at least three countries, other than the United States, at any one time and may invest in emerging market countries. The Master Portfolio invests primarily in foreign equity securities, either directly or indirectly through closed-end investment companies and depositary receipts.

Columbia Marsico International Opportunities Fund	• The Fund seeks long-term growth of capital.

•         Under normal circumstances, the Fund invests at least 65% of its total assets in common stocks of foreign companies. The Fund may invest in an unlimited number of companies of any size throughout the world that are selected for their long-term growth potential. The Fund normally invests in issuers from at least three different countries not including the United States. The Fund may invest in common stocks of companies operating in, or economically tied to, emerging market countries.

Columbia Multi-Advisor International Equity Fund	• The Fund seeks long-term growth of capital.

•         Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of established companies located in at least three countries other than the United States, including emerging market countries. The Fund may invest in mutual funds managed by the Advisor or an affiliate, third-party advised mutual funds, foreign investment funds or trusts, convertible securities, real estate investment trusts and depositary receipts.

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia Pacific/Asia Fund	• The Fund seeks long-term capital appreciation.

•         Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies located in Asia and the Pacific Basin, including Australia, New Zealand and India and other countries within this region. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in special situations such as initial public offerings, in companies involved in management changes, tender offers, mergers and other corporate restructurings and in companies developing new technologies.

Specialty Securities

Columbia Real Estate Equity Fund

•         The Fund seeks capital appreciation and above-average income by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in the stocks of companies principally engaged in the real estate industry, including real estate investment trusts (REITs).

•         Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies principally engaged in the real estate industry, including REITs. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

Government and Corporate Debt

Columbia Bond Fund	• The Fund seeks current income, consistent with minimal fluctuation of principal.

•         Under normal circumstances, the Fund invests at least 80% of its net assets in bonds and other debt securities. The Fund generally invests at least 65% of its assets in debt securities issued by the U.S. Government and its agencies and instrumentalities, debt securities issued by corporations, and mortgage- and other asset-backed securities that, at the time of purchase, are rated in at least one of the three highest rating categories or are unrated but determined by the Advisor to be of comparable quality. The Fund may invest up to 25%

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

of its assets in dollar-denominated debt securities issued by foreign governments, companies or other entities and up to 20% of its assets in preferred stock. The Fund also may invest up to 25% of its assets in securities that, at the time of purchase, are rated below investment grade or unrated but determined by the Advisor to be of comparable quality, which are commonly referred to as “junk bonds.” The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may also invest in private placements. The Fund may invest in mortgage dollar rolls up to the Fund’s then current position in mortgage-backed securities.

Columbia Core Bond Fund	• The Fund seeks total return, consisting of current income and capital appreciation.

•         Under normal circumstances, the Fund invests at least 80% of its net assets in debt securities of investment grade quality. The Fund invests in debt securities issued by the U.S. Government and its agencies and corporations, mortgage-and other asset-backed securities, and dollar-denominated debt securities issued by foreign governments, companies or other entities. The Fund also invests in money market instruments, including commercial paper and obligations of U.S. and foreign banks. The Fund may invest in unrated securities determined by the Advisor, at the time of purchase, to be of comparable quality to investment grade securities. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund also may invest in private placements. The Fund may also participate in mortgage dollar rolls up to the Fund’s then current position in mortgage-backed securities.

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia Income Fund	• The Fund seeks total return, consisting primarily of current income and secondarily of capital appreciation.

•         Under normal circumstances, the Fund invests at least 80% of net assets in bonds, including debt securities issued by the U.S. Government and its agencies, debt securities issued by corporations, mortgage- and other asset-backed securities, municipal securities and dollar-denominated debt securities issued by foreign governments, companies or other entities. The Fund also invests at least 60% of total assets in securities that, at the time of purchase, are investment grade securities or unrated securities determined by the Advisor to be of comparable quality. The Fund may invest up to 40% of total assets in securities that, at the time of purchase, are below investment grade securities or in unrated securities determined by the Advisor to be of comparable quality. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund also may invest in private placements. The Fund may also participate in mortgage dollar rolls up to the Fund’s then current position in mortgage-backed securities.

Columbia International Bond Fund	• The Fund seeks total return, consisting of current income and capital appreciation.

•         Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities of foreign issuers. Generally, the Fund seeks to achieve its investment objective by investing in debt securities of issuers in at least three foreign countries, including foreign governments, quasi-governments, provincials, agencies, instrumentalities, supranationals and corporate entities. The Fund may invest up to 20% of its net assets in the securities of issuers in emerging or developing countries. Under normal circumstances, the Fund will invest at least 80% of its total assets in debt securities that, at the time of purchase, are rated B or higher by Moody’s or S&P, or are unrated but determined by the Advisor to be of comparable quality. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund also may invest in private placements. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia Short Term Bond Fund	• The Fund seeks current income, consistent with minimal fluctuation of principal.

•         Under normal circumstances, the Fund invests at least 80% of its net assets in bonds, including debt securities issued by the U.S. Government and its agencies, debt securities issued by corporations, mortgage- and other asset-backed securities, and dollar-denominated securities issued by foreign governments, companies or other entities. The Fund also invests at least 65% of its total assets in securities that, at the time of purchase, are rated investment grade or are unrated but determined by the Advisor to be of comparable quality. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund also may invest in private placements. The Fund also may participate in mortgage dollar rolls up to the Fund’s then current position in mortgage-backed securities.

Columbia Total Return Bond Fund	• The Fund seeks total return, consisting of current income and capital appreciation.

•         Under normal circumstances, the Fund invests at least 80% of its net assets in bonds, including debt securities issued by the U.S. Government and its agencies, debt securities issued by corporations, mortgage- and other asset-backed securities, and dollar-denominated securities issued by foreign governments, companies or other entities. The Fund normally invests at least 65% of its total assets in securities that, at the time of purchase, are rated investment grade or are unrated but determined by the Advisor to be of comparable quality. The Fund may invest up to 20% of total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Advisor to be of comparable quality, which are commonly referred to as “junk bonds.” The Fund also may invest up to 20% of total assets in non-U.S. dollar denominated foreign debt securities. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may also invest in private placements. The Fund may participate in mortgage dollar rolls up to the Fund’s then current position in mortgage-backed securities.

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Corporate Bond Portfolio	• The Portfolio seeks total return, consisting of current income and capital appreciation.

•         Under normal circumstances, the Portfolio invests at least 80% of its net assets in corporate debt securities (rated BBB or better by Standard & Poor’s (S&P)), including asset-backed securities and dollar denominated foreign securities. The Portfolio may invest up to 20% of its net assets in U.S. Treasury obligations or other U.S. Government obligations, preferred stocks and convertible securities. The Portfolio may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Portfolio may also invest in private placements. The Portfolio may also participate in mortgage dollar rolls up to the Portfolio’s then current position in mortgage-backed securities.

Mortgage- and Asset-Backed Portfolio	• The Portfolio seeks total return, consisting of current income and capital appreciation.

•         Under normal circumstances, the Portfolio invests at least 80% of its net assets in mortgage-related securities or other asset-backed securities. The Portfolio may invest up to 20% of its net assets in U.S. Treasury obligations or other U.S. Government obligations. The Portfolio may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Portfolio may also participate in mortgage dollar rolls up to the Portfolio’s then current position in mortgage-backed securities.

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia U.S. Treasury Index Fund	• The Fund seeks total return that corresponds to the total return of the Citigroup Bond U.S. Treasury Index, before fees and expenses.

•         Under normal circumstances, the Fund invests at least 80% of net assets in securities that comprise the Citigroup Bond U.S. Treasury Index. The Citigroup Bond U.S. Treasury Index is an unmanaged index composed of U.S. Treasury notes and bonds with remaining maturities of at least one year and outstanding principal of at least $25 million and which are included in the Citigroup Broad Investment Grade Bond Index. The Fund attempts to achieve at least a 95% correlation between the performance of the Citigroup Bond U.S. Treasury Index and the Fund’s investment results, before fees and expenses.

Convertible Securities

Columbia Convertible Securities Fund	• The Fund seeks total return, consisting of capital appreciation and current income.

•         Under normal circumstances, the Fund invests at least 80% of its net assets in convertible securities. The Fund may invest up to 15% of its total assets in Eurodollar convertible securities and up to 20% of its total assets in foreign securities. Convertible securities tend to have credit ratings that are below investment grade or are unrated. The Fund also may invest in other equity securities.

Below Investment Grade

Columbia Conservative High Yield Fund

•         The Fund seeks a high level of income, with capital appreciation as a secondary goal, by investing in non-investment grade corporate debt securities, commonly referred to as “junk” or “high-yield” bonds.

•         Under normal circumstances, the Fund invests at least 80% of its net assets in bonds rated, at the time of purchase, Ba or B by Moody’s Investors Service, Inc. (Moody’s) or BB or B by Standard & Poor’s Corporation (S&P). These securities are commonly referred to as “junk” or “high-yield” bonds. The Fund may invest in securities that are publicly offered or privately placed. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest up to 20% of total assets in foreign debt securities.

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia High Income Fund	• The Fund seeks total return, consisting of a high level of income and capital appreciation.

•         Under normal circumstances, the Fund invests at least 80% of its net assets in domestic and foreign corporate below investment grade debt securities. These securities generally will be, at the time of purchase, rated “BB” or below by Standard & Poor’s Corporation (S&P) or unrated but determined by the Advisor to be of comparable quality, which are commonly referred to as “junk bonds”. The Fund invests primarily in domestic corporate below investment grade securities (including private placements), U.S. dollar-denominated foreign corporate below investment grade securities (including private placements), zero-coupon bonds and U.S. Government obligations. The Fund may invest up to 20% of its net assets in equity securities that may include convertible securities.

Money Market Instruments

Columbia Cash Reserves	• The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

•         The Fund invests in high-quality money market instruments, including primarily short-term debt securities of U.S. and foreign issuers. The Fund purchases only first-tier securities. The Fund may invest more than 25% of its assets in U.S. dollar-denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

6.	The following tables, which reflect reclassification of certain amounts from net investment income to net realized gains and of certain amounts from distributions from net investment income to distributions from net realized gains, in the section of the Class A, Class C, Class R and Class Z shares prospectus entitled “Financial Highlights” are revised as follows:

Columbia Retirement 2005 Portfolio - Class A Shares(a)

	Year Ended October 31, 2008	Year Ended October 31, 2007	Period Ended October 31, 2006(b)
Net Asset Value, Beginning of Period	$12.66	$11.43	$10.00
Income from Investment Operations:
Net investment income (c)	0.31	0.44	0.16
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(3.59)	1.41	1.27

Total from investment operations	(3.28)	1.85	1.43
Less Distributions to Shareholders:
From net investment income	(0.17)	(0.36)	—
From net realized gains	(0.18)	(0.26)	—

Total distributions to shareholders	(0.35)	(0.62)	—

Net Asset Value, End of Period	$9.03	$12.66	$11.43

Total return (e)(f)	(26.56)%	16.71%	14.30	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.35%	0.35%	0.35	%(d)
Waiver/Reimbursement	17.06%	118.11%	507.39	%(d)
Net investment income	2.78%	3.69%	3.72	%(d)
Portfolio turnover rate	15%	65%	49	%(g)
Net assets, end of period (000’s)	$47	$63	$11

(a)	On May 18, 2009, Banc of America Retirement 2005 Portfolio was renamed Columbia Retirement 2005 Portfolio.

(b)	Class A shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Annualized.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

Columbia Retirement 2005 Portfolio - Class C Shares(a)

	Year Ended October 31, 2008	Year Ended October 31, 2007	Period Ended October 31, 2006(b)
Net Asset Value, Beginning of Period	$12.58	$11.39	$10.00
Income from Investment Operations:
Net investment income (c)	0.23	0.35	0.13
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(3.59)	1.41	1.26

Total from investment operations	(3.36)	1.76	1.39
Less Distributions to Shareholders:
From net investment income	(0.08)	(0.31)	—
From net realized gains	(0.18)	(0.26)	—

Total distributions to shareholders	(0.26)	(0.57)	—

Net Asset Value, End of Period	$8.96	$12.58	$11.39

Total return (e)(f)	(27.21)%	15.93%	13.90	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	1.10%	1.10%	1.10	%(d)
Waiver/Reimbursement	17.06%	118.11%	507.39	%(d)
Net investment income	2.03%	2.94%	2.99	%(d)
Portfolio turnover rate	15%	65%	49	%(g)
Net assets, end of period (000’s)	$46	$63	$11

(a)	On May 18, 2009, Banc of America Retirement 2005 Portfolio was renamed Columbia Retirement 2005 Portfolio.

(b)	Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Annualized.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

Columbia Retirement 2005 Portfolio - Class R Shares(a)

	Year Ended October 31, 2008	Year Ended October 31, 2007	Period Ended October 31, 2006(b)
Net Asset Value, Beginning of Period	$12.63	$11.42	$10.00
Income from Investment Operations:
Net investment income (c)	0.28	0.41	0.15
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(3.59)	1.40	1.27

Total from investment operations	(3.31)	1.81	1.42
Less Distributions to Shareholders:
From net investment income	(0.14)	(0.34)	—
From net realized gains	(0.18)	(0.26)	—

Total distributions to shareholders	(0.32)	(0.60)	—

Net Asset Value, End of Period	$9.00	$12.63	$11.42

Total Return (e)(f)	(26.81)%	16.39%	14.20	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.60%	0.60%	0.60	%(d)
Waiver/Reimbursement	17.06%	118.11%	507.39	%(d)
Net investment income	2.53%	3.43%	3.51	%(d)
Portfolio turnover rate	15%	65%	49	%(g)
Net assets, end of period (000’s)	$46	$63	$11

(a)	On May 18, 2009, Banc of America Retirement 2005 Portfolio was renamed Columbia Retirement 2005 Portfolio.

(b)	Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Annualized.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

Columbia Retirement 2005 Portfolio - Class Z Shares(a)

	Year Ended October 31, 2008	Year Ended October 31, 2007	Period Ended October 31, 2006(b)
Net Asset Value, Beginning of Period	$12.70	$11.44	$10.00
Income from Investment Operations:
Net investment income (c)	0.34	0.40	0.17
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(3.61)	1.49	1.27

Total from investment operations	(3.27)	1.89	1.44
Less Distributions to Shareholders:
From net investment income	(0.20)	(0.37)	—
From net realized gains	(0.18)	(0.26)	—

Total distributions to shareholders	(0.38)	(0.63)	—

Net Asset Value, End of Period	$9.05	$12.70	$11.44

Total return (e)(f)	(26.45)%	17.13%	14.40	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.10%	0.10%	0.10	%(d)
Waiver/Reimbursement	17.06%	118.11%	507.39	%(d)
Net investment income	3.01%	3.27%	3.97	%(d)
Portfolio turnover rate	15%	65%	49	%(g)
Net assets, end of period (000’s)	$764	$1,048	$11

(a)	On May 18, 2009, Banc of America Retirement 2005 Portfolio was renamed Columbia Retirement 2005 Portfolio.

(b)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Annualized.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

Columbia Retirement 2010 Portfolio - Class A Shares(a)

	Year Ended October 31, 2008	Year Ended October 31, 2007	Period Ended October 31, 2006(b)
Net Asset Value, Beginning of Period	$12.84	$11.47	$10.00
Income from Investment Operations:
Net investment income (c)	0.27	0.37	0.13
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(3.93)	1.58	1.34

Total from investment operations	(3.66)	1.95	1.47
Less Distributions to Shareholders:
From net investment income	(0.15)	(0.25)	—
From net realized gains	(0.16)	(0.33)	—

Total distributions to shareholders	(0.31)	(0.58)	—

Net Asset Value, End of Period	$8.87	$12.84	$11.47

Total return (e)(f)	(29.13)%	17.53%	14.70	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.35%	0.35%	0.35	%(d)
Waiver/Reimbursement	13.30%	91.32%	518.19	%(d)
Net investment income	2.41%	3.14%	3.17	%(d)
Portfolio turnover rate	24%	118%	50	%(g)
Net assets, end of period (000’s)	$10	$13	$11

(a)	On May 18, 2009, Banc of America Retirement 2010 Portfolio was renamed Columbia Retirement 2010 Portfolio.

(b)	Class A shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Annualized.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

Columbia Retirement 2010 Portfolio - Class C Shares(a)

	Year Ended October 31, 2008	Year Ended October 31, 2007	Period Ended October 31, 2006(b)
Net Asset Value, Beginning of Period	$12.75	$11.43	$10.00
Income from Investment Operations:
Net investment income (c)	0.18	0.28	0.10
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(3.90)	1.57	1.33

Total from investment operations	(3.72)	1.85	1.43
Less Distributions to Shareholders:
From net investment income	(0.06)	(0.20)	—
From net realized gains	(0.16)	(0.33)	—

Total distributions to shareholders	(0.22)	(0.53)	—

Net Asset Value, End of Period	$8.81	$12.75	$11.43

Total return (e)(f)	(29.63)%	16.66%	14.30	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	1.10%	1.10%	1.10	%(d)
Waiver/Reimbursement	13.30%	91.32%	518.19	%(d)
Net investment income	1.66%	2.40%	2.46	%(d)
Portfolio turnover rate	24%	118%	50	%(g)
Net assets, end of period (000’s)	$9	$13	$11

(a)	On May 18, 2009, Banc of America Retirement 2010 Portfolio was renamed Columbia Retirement 2010 Portfolio.

(b)	Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Annualized.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

Columbia Retirement 2010 Portfolio - Class R Shares(a)

	Year Ended October 31, 2008	Year Ended October 31, 2007	Period Ended October 31, 2006(b)
Net Asset Value, Beginning of Period	$12.81	$11.46	$10.00
Income from Investment Operations:
Net investment income (c)	0.24	0.34	0.12
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(3.93)	1.57	1.34

Total from investment operations	(3.69)	1.91	1.46
Less Distributions to Shareholders:
From net investment income	(0.12)	(0.23)	—
From net realized gains	(0.16)	(0.33)	—

Total distributions to shareholders	(0.28)	(0.56)	—

Net Asset Value, End of Period	$8.84	$12.81	$11.46

Total return (e)(f)	(29.38)%	17.21%	14.60	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.60%	0.60%	0.60	%(d)
Waiver/Reimbursement	13.30%	91.32%	518.19	%(d)
Net investment income	2.13%	2.90%	2.96	%(d)
Portfolio turnover rate	24%	118%	50	%(g)
Net assets, end of period (000’s)	$9	$13	$11

(a)	On May 18, 2009, Banc of America Retirement 2010 Portfolio was renamed Columbia Retirement 2010 Portfolio.

(b)	Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Annualized.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

Columbia Retirement 2010 Portfolio - Class Z Shares(a)

	Year Ended October 31, 2008	Year Ended October 31, 2007	Period Ended October 31, 2006(b)
Net Asset Value, Beginning of Period	$12.87	$11.48	$10.00
Income from Investment Operations:
Net investment income (c)	0.30	0.35	0.15
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(3.94)	1.63	1.33

Total from investment operations	(3.64)	1.98	1.48
Less Distributions to Shareholders:
From net investment income	(0.18)	(0.26)	—
From net realized gains	(0.16)	(0.33)	—

Total distributions to shareholders	(0.34)	(0.59)	—

Net Asset Value, End of Period	$8.89	$12.87	$11.48

Total return (e)(f)	(28.96)%	17.86%	14.80	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.10%	0.10%	0.10	%(d)
Waiver/Reimbursement	13.30%	91.32%	518.19	%(d)
Net investment income	2.65%	2.85%	3.42	%(d)
Portfolio turnover rate	24%	118%	50	%(g)
Net assets, end of period (000’s)	$1,103	$1,511	$22

(a)	On May 18, 2009, Banc of America Retirement 2010 Portfolio was renamed Columbia Retirement 2010 Portfolio.

(b)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Annualized.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

Columbia Retirement 2015 Portfolio - Class A Shares(a)

	Year Ended October 31, 2008	Year Ended October 31, 2007	Period Ended October 31, 2006(b)
Net Asset Value, Beginning of Period	$12.63	$11.04	$10.00
Income from Investment Operations:
Net investment income (c)	0.22	0.31	0.23
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(3.73)	1.42	0.81

Total from investment operations	(3.51)	1.73	1.04
Less Distributions to Shareholders:
From net investment income	(0.20)	(0.04)	—
From net realized gains	(0.98)	(0.10)	—

Total distributions to shareholders	(1.18)	(0.14)	—

Net Asset Value, End of Period	$7.94	$12.63	$11.04

Total return (e)(f)	(30.39)%	15.84%	10.40	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.35%	0.35%	0.35	%(d)
Waiver/Reimbursement	9.16%	14.66%	30.87	%(d)
Net investment income	2.19%	2.29%	5.31	%(d)
Portfolio turnover rate	40%	175%	6	%(g)
Net assets, end of period (000’s)	$9	$13	$11

(a)	On May 18, 2009, Banc of America Retirement 2015 Portfolio was renamed Columbia Retirement 2015 Portfolio.

(b)	Class A shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Annualized.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

Columbia Retirement 2015 Portfolio - Class C Shares(a)

	Year Ended October 31, 2008	Year Ended October 31, 2007	Period Ended October 31, 2006(b)
Net Asset Value, Beginning of Period	$12.55	$11.00	$10.00
Income from Investment Operations:
Net investment income (c)	0.15	0.22	0.19
Net realized and unrealized gain (loss) on investment and capital gains distributions received	(3.72)	1.43	0.81

Total from investment operations	(3.57)	1.65	1.00
Less Distributions to Shareholders:
From net investment income	(0.11)	—	—
From net realized gains	(0.98)	(0.10)	—

Total distributions to shareholders	(1.09)	(0.10)	—

Net Asset Value, End of Period	$7.89	$12.55	$11.00

Total return (e)(f)	(30.90)%	15.06%	10.00	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	1.10%	1.10%	1.10	%(d)
Waiver/Reimbursement	9.16%	14.66%	30.87	%(d)
Net investment income	1.45%	1.54%	4.58	%(d)
Portfolio turnover rate	40%	175%	6	%(g)
Net assets, end of period (000’s)	$9	$13	$11

(a)	On May 18, 2009, Banc of America Retirement 2015 Portfolio was renamed Columbia Retirement 2015 Portfolio.

(b)	Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Annualized.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

Columbia Retirement 2015 Portfolio - Class R Shares(a)

	Year Ended October 31, 2008	Year Ended October 31, 2007	Period Ended October 31, 2006(b)
Net Asset Value, Beginning of Period	$12.60	$11.02	$10.00
Income from Investment Operations:
Net investment income (c)	0.20	0.28	0.22
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(3.73)	1.43	0.80

Total from investment operations	(3.53)	1.71	1.02
Less Distributions to Shareholders:
From net investment income	(0.17)	(0.03)	—
From net realized gains	(0.98)	(0.10)	—

Total distributions to shareholders	(1.15)	(0.13)	—

Net Asset Value, End of Period	$7.92	$12.60	$11.02

Total Return (e)(f)	(30.57)%	15.62%	10.20	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.60%	0.60%	0.60	%(d)
Waiver/Reimbursement	9.16%	14.66%	30.87	%(d)
Net investment income	1.95%	2.03%	5.06	%(d)
Portfolio turnover rate	40%	175%	6	%(g)
Net assets, end of period (000’s)	$9	$13	$11

(a)	On May 18, 2009, Banc of America Retirement 2015 Portfolio was renamed Columbia Retirement 2015 Portfolio.

(b)	Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Annualized.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

Columbia Retirement 2015 Portfolio - Class Z Shares(a)

	Year Ended October 31, 2008	Year Ended October 31, 2007	Period Ended October 31, 2006(b)
Net Asset Value, Beginning of Period	$12.65	$11.05	$10.00
Income from Investment Operations:
Net investment income (c)	0.24	0.34	0.07
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(3.72)	1.42	0.98

Total from investment operations	(3.48)	1.76	1.05
Less Distributions to Shareholders:
From net investment income	(0.23)	(0.06)	—
From net realized gains	(0.98)	(0.10)	—

Total distributions to shareholders	(1.21)	(0.16)	—

Net Asset Value, End of Period	$7.96	$12.65	$11.05

Total return (e)(f)	(30.16)%	16.08%	10.50	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.10%	0.10%	0.10	%(d)
Waiver/Reimbursement	9.16%	14.66%	30.87	%(d)
Net investment income	2.37%	2.67%	1.57	%(d)
Portfolio turnover rate	40%	175%	6	%(g)
Net assets, end of period (000’s)	$1,344	$1,769	$2,809

(a)	On May 18, 2009, Banc of America Retirement 2015 Portfolio was renamed Columbia Retirement 2015 Portfolio.

(b)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Annualized.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

Columbia Retirement 2020 Portfolio - Class A Shares(a)

	Year Ended October 31, 2008	Year Ended October 31, 2007	Period Ended October 31, 2006(b)
Net Asset Value, Beginning of Period	$13.23	$11.50	$10.00
Income from Investment Operations:
Net investment income (c)	0.25	0.41	0.11
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(4.39)	1.86	1.39

Total from investment operations	(4.14)	2.27	1.50
Less Distributions to Shareholders:
From net investment income	(0.17)	(0.28)	—
From net realized gains	(0.19)	(0.26)	—

Total distributions to shareholders	(0.36)	(0.54)	—

Net Asset Value, End of Period	$8.73	$13.23	$11.50

Total return (e)(f)	(32.09)%	20.30%	15.00	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.35%	0.35%	0.35	%(d)
Waiver/Reimbursement	12.80%	95.41%	499.41	%(d)
Net investment income	2.19%	3.32%	2.42	%(d)
Portfolio turnover rate	36%	57%	48	%(g)
Net assets, end of period (000’s)	$9	$14	$12

(a)	On May 18, 2009, Banc of America Retirement 2020 Portfolio was renamed Columbia Retirement 2020 Portfolio.

(b)	Class A shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Annualized.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

Columbia Retirement 2020 Portfolio - Class C Shares(a)

	Year Ended October 31, 2008	Year Ended October 31, 2007	Period Ended October 31, 2006(b)
Net Asset Value, Beginning of Period	$13.14	$11.46	$10.00
Income from Investment Operations:
Net investment income (c)	0.17	0.31	0.08
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(4.37)	1.86	1.38

Total from investment operations	(4.20)	2.17	1.46
Less Distributions to Shareholders:
From net investment income	(0.08)	(0.23)	—
From net realized gains	(0.19)	(0.26)	—

Total distributions to shareholders	(0.27)	(0.49)	—

Net Asset Value, End of Period	$8.67	$13.14	$11.46

Total return (e)(f)	(32.59)%	19.44%	14.60	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	1.10%	1.10%	1.10	%(d)
Waiver/Reimbursement	12.80%	95.41%	499.41	%(d)
Net investment income	1.45%	2.57%	1.67	%(d)
Portfolio turnover rate	36%	57%	48	%(g)
Net assets, end of period (000’s)	$9	$14	$11

(a)	On May 18, 2009, Banc of America Retirement 2020 Portfolio was renamed Columbia Retirement 2020 Portfolio.

(b)	Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Annualized.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

Columbia Retirement 2020 Portfolio - Class R Shares(a)

	Year Ended October 31, 2008	Year Ended October 31, 2007	Period Ended October 31, 2006(b)
Net Asset Value, Beginning of Period	$13.20	$11.49	$10.00
Income from Investment Operations:
Net investment income (c)	0.22	0.38	0.10
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(4.38)	1.85	1.39

Total from investment operations	(4.16)	2.23	1.49
Less Distributions to Shareholders:
From net investment income	(0.14)	(0.26)	—
From net realized gains	(0.19)	(0.26)	—

Total distributions to shareholders	(0.33)	(0.52)	—

Net Asset Value, End of Period	$8.71	$13.20	$11.49

Total Return (e)(f)	(32.25)%	19.97%	14.90	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.60%	0.60%	0.60	%(d)
Waiver/Reimbursement	12.80%	95.41%	499.41	%(d)
Net investment income	1.94%	3.07%	2.22	%(d)
Portfolio turnover rate	36%	57%	48	%(g)
Net assets, end of period (000’s)	$9	$14	$11

(a)	On May 18, 2009, Banc of America Retirement 2020 Portfolio was renamed Columbia Retirement 2020 Portfolio.

(b)	Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Annualized.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

Columbia Retirement 2020 Portfolio - Class Z Shares(a)

	Year Ended October 31, 2008	Year Ended October 31, 2007	Period Ended October 31, 2006(b)
Net Asset Value, Beginning of Period	$13.26	$11.51	$10.00
Income from Investment Operations:
Net investment income (c)	0.24	0.29	0.11
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(4.36)	2.01	1.40

Total from investment operations	(4.12)	2.30	1.51
Less Distributions to Shareholders:
From net investment income	(0.20)	(0.29)	—
From net realized gains	(0.19)	(0.26)	—

Total distributions to shareholders	(0.39)	(0.55)	—

Net Asset Value, End of Period	$8.75	$13.26	$11.51

Total return (e)(f)	(31.92)%	20.62%	15.10	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.10%	0.10%	0.10	%(d)
Waiver/Reimbursement	12.80%	95.41%	499.41	%(d)
Net investment income	2.12%	2.27%	2.49	%(d)
Portfolio turnover rate	36%	57%	48	%(g)
Net assets, end of period (000’s)	$1,352	$1,375	$15

(a)	On May 18, 2009, Banc of America Retirement 2020 Portfolio was renamed Columbia Retirement 2020 Portfolio.

(b)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Annualized.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

Columbia Retirement 2025 Portfolio - Class A Shares(a)

	Year Ended October 31, 2008	Year Ended October 31, 2007	Period Ended October 31, 2006(b)
Net Asset Value, Beginning of Period	$12.74	$10.92	$10.00
Income from Investment Operations:
Net investment income (c)	0.19	0.31	0.20
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(3.86)	1.65	0.72

Total from investment operations	(3.67)	1.96	0.92
Less Distributions to Shareholders:
From net investment income	(0.21)	(0.05)	—
From net realized gains	(1.84)	(0.09)	—

Total distributions to shareholders	(2.05)	(0.14)	—

Net Asset Value, End of Period	$7.02	$12.74	$10.92

Total return (e)(f)	(33.82)%	18.12%	9.20	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.35%	0.35%	0.35	%(d)
Waiver/Reimbursement	11.12%	15.90%	24.82	%(d)
Net investment income	2.07%	2.01%	4.76	%(d)
Portfolio turnover rate	18%	142%	6	%(g)
Net assets, end of period (000’s)	$9	$13	$11

(a)	On May 18, 2009, Banc of America Retirement 2025 Portfolio was renamed Columbia Retirement 2025 Portfolio.

(b)	Class A shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Annualized.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

Columbia Retirement 2025 Portfolio - Class C Shares(a)

	Year Ended October 31, 2008	Year Ended October 31, 2007	Period Ended October 31, 2006(b)
Net Asset Value, Beginning of Period	$12.65	$10.89	$10.00
Income from Investment Operations:
Net investment income (c)	0.12	0.22	0.17
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(3.84)	1.63	0.72

Total from investment operations	(3.72)	1.85	0.89
Less Distributions to Shareholders:
From net investment income	(0.12)	—	—
From net realized gains	(1.84)	(0.09)	—

Total distributions to shareholders	(1.96)	(0.09)	—

Net Asset Value, End of Period	$6.97	$12.65	$10.89

Total return (e)(f)	(34.29)%	17.14%	8.90	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	1.10%	1.10%	1.10	%(d)
Waiver/Reimbursement	11.12%	15.90%	24.82	%(d)
Net investment income	1.32%	1.27%	4.02	%(d)
Portfolio turnover rate	18%	142%	6	%(g)
Net assets, end of period (000’s)	$8	$13	$11

(a)	On May 18, 2009, Banc of America Retirement 2025 Portfolio was renamed Columbia Retirement 2025 Portfolio.

(b)	Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Annualized.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

Columbia Retirement 2025 Portfolio - Class R Shares(a)

	Year Ended October 31, 2008	Year Ended October 31, 2007	Period Ended October 31, 2006(b)
Net Asset Value, Beginning of Period	$12.71	$10.91	$10.00
Income from Investment Operations:
Net investment income (c)	0.17	0.28	0.19
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(3.86)	1.64	0.72

Total from investment operations	(3.69)	1.92	0.91
Less Distributions to Shareholders:
From net investment income	(0.18)	(0.03)	—
From net realized gains	(1.84)	(0.09)	—

Total distributions to shareholders	(2.02)	(0.12)	—

Net Asset Value, End of Period	$7.00	$12.71	$10.91

Total Return (e)(f)	(34.00)%	17.79%	9.10	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.60%	0.60%	0.60	%(d)
Waiver/Reimbursement	11.12%	15.90%	24.82	%(d)
Net investment income	1.83%	1.74%	4.53	%(d)
Portfolio turnover rate	18%	142%	6	%(g)
Net assets, end of period (000’s)	$8	$13	$11

(a)	On May 18, 2009, Banc of America Retirement 2025 Portfolio was renamed Columbia Retirement 2025 Portfolio.

(b)	Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Annualized.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

Columbia Retirement 2025 Portfolio - Class Z Shares(a)

	Year Ended October 31, 2008	Year Ended October 31, 2007	Period Ended October 31, 2006(b)
Net Asset Value, Beginning of Period	$12.76	$10.93	$10.00
Income from Investment Operations:
Net investment income (c)	0.17	0.34	0.06
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(3.82)	1.65	0.87

Total from investment operations	(3.65)	1.99	0.93
Less Distributions to Shareholders:
From net investment income	(0.24)	(0.07)	—
From net realized gains	(1.84)	(0.09)	—

Total distributions to shareholders	(2.08)	(0.16)	—

Net Asset Value, End of Period	$7.03	$12.76	$10.93

Total return (e)(f)	(33.66)%	18.36%	9.30	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.10%	0.10%	0.10	%(d)
Waiver/Reimbursement	11.12%	15.90%	24.82	%(d)
Net investment income	1.85%	2.40%	1.20	%(d)
Portfolio turnover rate	18%	142%	6	%(g)
Net assets, end of period (000’s)	$1,516	$1,432	$3,439

(a)	On May 18, 2009, Banc of America Retirement 2025 Portfolio was renamed Columbia Retirement 2025 Portfolio.

(b)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Annualized.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

Columbia Retirement 2030 Portfolio - Class A Shares(a)

	Year Ended October 31, 2008	Year Ended October 31, 2007	Period Ended October 31, 2006(b)
Net Asset Value, Beginning of Period	$13.18	$11.32	$10.00
Income from Investment Operations:
Net investment income (c)	0.21	0.31	0.06
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(4.73)	1.94	1.26

Total from investment operations	(4.52)	2.25	1.32
Less Distributions to Shareholders:
From net investment income	(0.16)	(0.16)	—
From net realized gains	(0.19)	(0.23)	—

Total distributions to shareholders	(0.35)	(0.39)	—

Net Asset Value, End of Period	$8.31	$13.18	$11.32

Total return (e)(f)	(35.15)%	20.32%	13.20	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.35%	0.35%	0.35	%(d)
Waiver/Reimbursement	10.28%	83.46%	361.18	%(d)
Net investment income	1.92%	2.63%	1.46	%(d)
Portfolio turnover rate	16%	35%	40	%(g)
Net assets, end of period (000’s)	$9	$14	$11

(a)	On May 18, 2009, Banc of America Retirement 2030 Portfolio was renamed Columbia Retirement 2030 Portfolio.

(b)	Class A shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Annualized.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

Columbia Retirement 2030 Portfolio - Class C Shares(a)

	Year Ended October 31, 2008	Year Ended October 31, 2007	Period Ended October 31, 2006(b)
Net Asset Value, Beginning of Period	$13.09	$11.28	$10.00
Income from Investment Operations:
Net investment income (c)	0.13	0.22	0.03
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(4.71)	1.93	1.25

Total from investment operations	(4.58)	2.15	1.28
Less Distributions to Shareholders:
From net investment income	(0.07)	(0.11)	—
From net realized gains	(0.19)	(0.23)	—

Total distributions to shareholders	(0.26)	(0.34)	—

Net Asset Value, End of Period	$8.25	$13.09	$11.28

Total return (e)(f)	(35.65)%	19.46%	12.80	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	1.10%	1.10%	1.10	%(d)
Waiver/Reimbursement	10.28%	83.46%	361.18	%(d)
Net investment income	1.18%	1.87%	0.71	%(d)
Portfolio turnover rate	16%	35%	40	%(g)
Net assets, end of period (000’s)	$9	$13	$11

(a)	On May 18, 2009, Banc of America Retirement 2030 Portfolio was renamed Columbia Retirement 2030 Portfolio.

(b)	Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Annualized.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

Columbia Retirement 2030 Portfolio - Class R Shares(a)

	Year Ended October 31, 2008	Year Ended October 31, 2007	Period Ended October 31, 2006(b)
Net Asset Value, Beginning of Period	$13.15	$11.30	$10.00
Income from Investment Operations:
Net investment income (c)	0.18	0.28	0.07
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(4.72)	1.94	1.23

Total from investment operations	(4.54)	2.22	1.30
Less Distributions to Shareholders:
From net investment income	(0.13)	(0.14)	—
From net realized gains	(0.19)	(0.23)	—

Total distributions to shareholders	(0.32)	(0.37)	—

Net Asset Value, End of Period	$8.29	$13.15	$11.30

Total Return (e)(f)	(35.31)%	20.11%	13.00	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.60%	0.60%	0.60	%(d)
Waiver/Reimbursement	10.28%	83.46%	361.18	%(d)
Net investment income	1.67%	2.36%	0.99	%(d)
Portfolio turnover rate	16%	35%	40	%(g)
Net assets, end of period (000’s)	$9	$14	$11

(a)	On May 18, 2009, Banc of America Retirement 2030 Portfolio was renamed Columbia Retirement 2030 Portfolio.

(b)	Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Annualized.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

Columbia Retirement 2030 Portfolio - Class Z Shares(a)

	Year Ended October 31, 2008	Year Ended October 31, 2007	Period Ended October 31, 2006(b)
Net Asset Value, Beginning of Period	$13.22	$11.33	$10.00
Income from Investment Operations:
Net investment income (c)	0.18	0.23	0.04
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(4.69)	2.06	1.29

Total from investment operations	(4.51)	2.29	1.33
Less Distributions to Shareholders:
From net investment income	(0.19)	(0.17)	—
From net realized gains	(0.19)	(0.23)	—

Total distributions to shareholders	(0.38)	(0.40)	—

Net Asset Value, End of Period	$8.33	$13.22	$11.33

Total return (e)(f)	(35.03)%	20.74%	13.30	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.10%	0.10%	0.10	%(d)
Waiver/Reimbursement	10.28%	83.46%	361.18	%(d)
Net investment income	1.63%	1.88%	1.76	%(d)
Portfolio turnover rate	16%	35%	40	%(g)
Net assets, end of period (000’s)	$1,772	$1,590	$39

(a)	On May 18, 2009, Banc of America Retirement 2030 Portfolio was renamed Columbia Retirement 2030 Portfolio.

(b)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Annualized.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

Columbia Retirement 2035 Portfolio - Class A Shares(a)

	Year Ended October 31, 2008	Year Ended October 31, 2007	Period Ended October 31, 2006(b)
Net Asset Value, Beginning of Period	$12.88	$10.93	$10.00
Income from Investment Operations:
Net investment income (c)	0.16	0.25	0.19
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(4.30)	1.83	0.74

Total from investment operations	(4.14)	2.08	0.93
Less Distributions to Shareholders:
From net investment income	(0.19)	(0.04)	—
From net realized gains	(1.53)	(0.09)	—

Total distributions to shareholders	(1.72)	(0.13)	—

Net Asset Value, End of Period	$7.02	$12.88	$10.93

Total return (e)(f)	(36.65)%	19.25%	9.30	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.35%	0.35%	0.35	%(d)
Waiver/Reimbursement	9.49%	14.60%	27.33	%(d)
Net investment income	1.64%	1.37%	4.36	%(d)
Portfolio turnover rate	12%	161%	5	%(g)
Net assets, end of period (000’s)	$8	$13	$11

(a)	On May 18, 2009, Banc of America Retirement 2035 Portfolio was renamed Columbia Retirement 2035 Portfolio.

(b)	Class A shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Annualized.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

Columbia Retirement 2035 Portfolio - Class C Shares(a)

	Year Ended October 31, 2008	Year Ended October 31, 2007	Period Ended October 31, 2006(b)
Net Asset Value, Beginning of Period	$12.79	$10.90	$10.00
Income from Investment Operations:
Net investment income (c)	0.08	0.16	0.16
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(4.27)	1.82	0.74

Total from investment operations	(4.19)	1.98	0.90
Less Distributions to Shareholders:
From net investment income	(0.10)	—	—
From net realized gains	(1.53)	(0.09)	—

Total distributions to shareholders	(1.63)	(0.09)	—

Net Asset Value, End of Period	$6.97	$12.79	$10.90

Total return (e)(f)	(37.12)%	18.26%	9.00	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	1.10%	1.10%%	1.10	%(d)
Waiver/Reimbursement	9.49%	14.60%%	27.33	%(d)
Net investment income	0.89%	0.62%%	3.60	%(d)
Portfolio turnover rate	12%	161%%	5	%(g)
Net assets, end of period (000’s)	$8	$13	$11

(a)	On May 18, 2009, Banc of America Retirement 2035 Portfolio was renamed Columbia Retirement 2035 Portfolio.

(b)	Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Annualized.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

Columbia Retirement 2035 Portfolio - Class R Shares(a)

	Year Ended October 31, 2008	Year Ended October 31, 2007	Period Ended October 31, 2006(b)
Net Asset Value, Beginning of Period	$12.85	$10.92	$10.00
Income from Investment Operations:
Net investment income (c)	0.13	0.22	0.18
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(4.29)	1.83	0.74

Total from investment operations	(4.16)	2.05	0.92
Less Distributions to Shareholders:
From net investment income	(0.16)	(0.03)	—
From net realized gains	(1.53)	(0.09)	—

Total distributions to shareholders	(1.69)	(0.12)	—

Net Asset Value, End of Period	$7.00	$12.85	$10.92

Total Return (e)(f)	(36.84)%	18.92%	9.20	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.60%	0.60%	0.60	%(d)
Waiver/Reimbursement	9.49%	14.60%	27.33	%(d)
Net investment income	1.39%	1.09%	4.13	%(d)
Portfolio turnover rate	12%	161%	5	%(g)
Net assets, end of period (000’s)	$8	$13	$11

(a)	On May 18, 2009, Banc of America Retirement 2035 Portfolio was renamed Columbia Retirement 2035 Portfolio.

(b)	Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Annualized.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

Columbia Retirement 2035 Portfolio - Class Z Shares(a)

	Year Ended October 31, 2008	Year Ended October 31, 2007	Period Ended October 31, 2006(b)
Net Asset Value, Beginning of Period	$12.91	$10.94	$10.00
Income from Investment Operations:
Net investment income (c)	0.13	0.31	0.04
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(4.25)	1.81	0.90

Total from investment operations	(4.12)	2.12	0.94
Less Distributions to Shareholders:
From net investment income	(0.22)	(0.06)	—
From net realized gains	(1.53)	(0.09)	—

Total distributions to shareholders	(1.75)	(0.15)	—

Net Asset Value, End of Period	$7.04	$12.91	$10.94

Total return (e)(f)	(36.46)%	19.57%	9.40	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.10%	0.10%	0.10	%(d)
Waiver/Reimbursement	9.49%	14.60%	27.33	%(d)
Net investment income	1.45%	1.93%	0.79	%(d)
Portfolio turnover rate	12%	161%	5	%(g)
Net assets, end of period (000’s)	$2,175	$1,864	$3,105

(a)	On May 18, 2009, Banc of America Retirement 2035 Portfolio was renamed Columbia Retirement 2035 Portfolio.

(b)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Annualized.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

Columbia Retirement 2040 Portfolio - Class A Shares(a)

	Year Ended October 31, 2008	Year Ended October 31, 2007	Period Ended October 31, 2006(b)
Net Asset Value, Beginning of Period	$13.54	$11.34	$10.00
Income from Investment Operations:
Net investment income (c)	0.18	0.20	0.04
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(5.17)	2.21	1.30

Total from investment operations	(4.99)	2.41	1.34
Less Distributions to Shareholders:
From net investment income	(0.19)	(0.05)	—
From net realized gains	(0.23)	(0.16)	—

Total distributions to shareholders	(0.42)	(0.21)	—

Net Asset Value, End of Period	$8.13	$13.54	$11.34

Total return (e)(f)	(37.96)%	21.53%	13.40	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.35%	0.35%	0.35	%(d)
Waiver/Reimbursement	6.69%	29.01%	372.12	%(d)
Net investment income	1.56%	1.29%	1.03	%(d)
Portfolio turnover rate	25%	44%	38	%(g)
Net assets, end of period (000’s)	$9	$14	$11

(a)	On May 18, 2009, Banc of America Retirement 2040 Portfolio was renamed Columbia Retirement 2040 Portfolio.

(b)	Class A shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Annualized.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

Columbia Retirement 2040 Portfolio - Class C Shares(a)

	Year Ended October 31, 2008	Year Ended October 31, 2007	Period Ended October 31, 2006(b)
Net Asset Value, Beginning of Period	$13.45	$11.31	$10.00
Income from Investment Operations:
Net investment income (c)	0.10	0.11	0.01
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(5.15)	2.19	1.30

Total from investment operations	(5.05)	2.30	1.31
Less Distributions to Shareholders:
From net investment income	(0.09)	—	—
From net realized gains	(0.23)	(0.16)	—

Total distributions to shareholders	(0.32)	(0.16)	—

Net Asset Value, End of Period	$8.08	$13.45	$11.31

Total return (e)(f)	(38.38)%	20.57%	13.10	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	1.10%	1.10%	1.10	%(d)
Waiver/Reimbursement	6.69%	29.01%	372.12	%(d)
Net investment income	0.81%	0.54%	0.24	%(d)
Portfolio turnover rate	25%	44%	38	%(g)
Net assets, end of period (000’s)	$8	$14	$11

(a)	On May 18, 2009, Banc of America Retirement 2040 Portfolio was renamed Columbia Retirement 2040 Portfolio.

(b)	Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Annualized.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

Columbia Retirement 2040 Portfolio - Class R Shares(a)

	Year Ended October 31, 2008	Year Ended October 31, 2007	Period Ended October 31, 2006(b)
Net Asset Value, Beginning of Period	$13.51	$11.33	$10.00
Income from Investment Operations:
Net investment income (c)	0.15	0.17	0.03
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(5.17)	2.21	1.30

Total from investment operations	(5.02)	2.38	1.33
Less Distributions to Shareholders:
From net investment income	(0.15)	(0.04)	—
From net realized gains	(0.23)	(0.16)	—

Total distributions to shareholders	(0.38)	(0.20)	—

Net Asset Value, End of Period	$8.11	$13.51	$11.33

Total Return (e)(f)	(38.12)%	21.21%	13.30	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.60%	0.60%	0.60	%(d)
Waiver/Reimbursement	6.69%	29.01%	372.12	%(d)
Net investment income	1.32%	1.03%	0.77	%(d)
Portfolio turnover rate	25%	44%	38	%(g)
Net assets, end of period (000’s)	$9	$14	$11

(a)	On May 18, 2009, Banc of America Retirement 2040 Portfolio was renamed Columbia Retirement 2040 Portfolio.

(b)	Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Annualized.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

Columbia Retirement 2040 Portfolio - Class Z Shares(a)

	Year Ended October 31, 2008	Year Ended October 31, 2007	Period Ended October 31, 2006(b)
Net Asset Value, Beginning of Period	$13.56	$11.35	$10.00
Income from Investment Operations:
Net investment income (c)	0.13	0.18	0.03
Net realized and unrealized gain (loss) on investments and capital gains distributions received	(5.09)	2.26	1.32

Total from investment operations	(4.96)	2.44	1.35
Less Distributions to Shareholders:
From net investment income	(0.22)	(0.07)	—
From net realized gains	(0.23)	(0.16)	—

Total distributions to shareholders	(0.45)	(0.23)	—

Net Asset Value, End of Period	$8.15	$13.56	$11.35

Total return (e)(f)	(37.75)%	21.76%	13.50	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.10%	0.10%	0.10	%(d)
Waiver/Reimbursement	6.69%	29.01%	372.12	%(d)
Net investment income	1.13%	1.04%	0.76	%(d)
Portfolio turnover rate	25%	44%	38	%(g)
Net assets, end of period (000’s)	$3,006	$2,433	$48

(a)	On May 18, 2009, Banc of America Retirement 2040 Portfolio was renamed Columbia Retirement 2040 Portfolio.

(b)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Annualized.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

7.	The tables in the section of the Class Z shares prospectus entitled “Financial Highlights” are replaced with the tables for Class Z shares set forth above.

Shareholders should retain this supplement for future reference

INT-47/20945-0809